Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other investments
Non-current other investments	€ 1,093	€ 1,073
Current other investments	7,017	7,931
Equity securities
Other investments
Non-current other investments	94	143
Non-current debt securities
Other investments
Non-current other investments	999	930
Non-current debt securities | Level 1 | Financial assets at amortised cost | Not measured at fair value in statement of financial position but for which fair value is disclosed
Other investments
Financial assets at fair value	803	830
Non-current debt securities | VodafoneZiggo Group Holding B.V.
Other investments
Non-current other investments	885	885
Short-term investments
Other investments
Current other investments	4,305	4,795
Bonds and debt securities
Other investments
Current other investments	1,338	1,446
Bonds and debt securities | Japanese
Other investments
Current other investments	899	681
Bonds and debt securities | Dutch
Other investments
Current other investments	290	0
Bonds and debt securities | Germany
Other investments
Current other investments	150	0
Bonds and debt securities | BELGIUM
Other investments
Current other investments	0	501
Bonds and debt securities | FRANCE
Other investments
Current other investments	0	200
Bonds and debt securities | UK
Other investments
Current other investments	0	64
Managed investment funds
Other investments
Current other investments	€ 2,967	3,349
Liquid days	90 days
Collateral assets
Other investments
Current other investments	€ 239	698
Other investments
Other investments
Current other investments	2,473	2,438
Other investments | Level 1 | Financial assets at fair value
Other investments
Current other investments	1,409	1,460
Equity securities and managed investment funds | Level 1 | Financial assets at fair value
Other investments
Other investments	€ 47	€ 91